AMG GW&K Municipal Enhanced Yield Fund
Schedule of Portfolio Investments (unaudited)
September 30, 2022
	Principal Amount	Value
Municipal Bonds - 96.2%
California - 6.0%
California Municipal Finance Authority, Series A 4.000%, 02/01/51	$1,500,000	$1,258,232
California Municipal Finance Authority, Series I
5.000%, 05/15/43	3,000,000	2,895,073
5.000%, 05/15/48	4,600,000	4,352,121

Riverside County Transportation Commission
4.000%, 06/01/46	2,500,000	2,101,972
4.000%, 06/01/47	3,425,000	2,821,241

San Diego County Regional Airport Authority, Series B 4.000%, 07/01/51	2,000,000	1,681,997

Total California		15,110,636
Colorado - 4.0%
Colorado Health Facilities Authority, Series A 5.000%, 08/01/44	5,000,000	4,844,938
Public Authority for Colorado Energy Natural Gas Purchase Revenue, Series 2008 6.500%, 11/15/38	4,445,000	5,066,551

Total Colorado		9,911,489
Connecticut - 2.8%
Connecticut State Health & Educational Facilities Authority
4.000%, 07/01/39	3,000,000	2,596,077
4.000%, 07/01/40	3,400,000	2,907,037
4.000%, 07/01/42	1,750,000	1,464,143

Total Connecticut		6,967,257
Florida - 11.5%
Brevard County Health Facilities Authority 5.000%, 04/01/47	6,000,000	5,927,183
City of Tampa, Series H 5.000%, 07/01/50	2,055,000	2,034,631
County of Miami-Dade Seaport Department, Series A 4.000%, 10/01/45	4,750,000	4,111,138
Escambia County Health Facilities Authority 4.000%, 08/15/50	6,050,000	4,689,402
Florida Development Finance Corp.
4.000%, 02/01/52	3,000,000	2,260,013
5.000%, 02/01/52	2,000,000	1,737,658

Hillsborough County Industrial Development Authority 4.000%, 08/01/50	5,000,000	3,869,703
Miami Beach Health Facilities Authority 4.000%, 11/15/46	5,000,000	4,111,901

Total Florida		28,741,629
Illinois - 10.3%
Chicago O'Hare International Airport, Senior Lien, Series A 5.000%, 01/01/48	6,750,000	6,683,070
	Principal Amount	Value

Metropolitan Pier & Exposition Authority
4.000%, 12/15/42	$2,000,000	$1,629,911
4.000%, 06/15/52	3,000,000	2,273,772
5.000%, 06/15/50	5,000,000	4,668,827

State of Illinois
5.500%, 05/01/39	4,000,000	4,071,662
5.750%, 05/01/45	3,000,000	3,065,364

State of Illinois, Series A
4.000%, 03/01/40	1,500,000	1,262,027
5.000%, 03/01/46	2,225,000	2,104,599

Total Illinois		25,759,232
Massachusetts - 1.6%
Massachusetts Development Finance Agency 4.000%, 07/01/51	5,180,000	4,105,105
Minnesota - 1.0%
Duluth Economic Development Authority, Essentia Health Obligated Group 5.000%, 02/15/48	2,550,000	2,517,527
Nebraska - 2.2%
Central Plains Energy Project Project #3, Series A 5.000%, 09/01/42	5,560,000	5,389,769
New Jersey - 11.1%
New Jersey Economic Development Authority 5.000%, 11/01/44	2,500,000	2,473,670
New Jersey Economic Development Authority, Series S
4.000%, 06/15/46	1,500,000	1,261,069
4.000%, 06/15/50	1,500,000	1,238,502

New Jersey Transportation Trust Fund Authority
4.000%, 06/15/45	2,000,000	1,690,047
4.000%, 06/15/50	2,000,000	1,651,336
5.000%, 06/15/45	1,000,000	989,001
5.000%, 06/15/50	1,500,000	1,482,946

New Jersey Transportation Trust Fund Authority, Series BB 5.000%, 06/15/44	1,750,000	1,731,681
South Jersey Transportation Authority
4.625%, 11/01/47	3,500,000	3,314,808
5.250%, 11/01/52	4,500,000	4,608,144

Tobacco Settlement Financing Corp. Series A
5.000%, 06/01/46	2,500,000	2,349,978
5.250%, 06/01/46	3,285,000	3,217,650

Tobacco Settlement Financing Corp. Series B 5.000%, 06/01/46	2,050,000	1,887,123

Total New Jersey		27,895,955
New York - 14.6%
Metropolitan Transportation Authority, Series C
4.750%, 11/15/45	3,175,000	2,988,209
5.000%, 11/15/50	2,335,000	2,204,987
5.250%, 11/15/55	3,020,000	2,968,904

AMG GW&K Municipal Enhanced Yield Fund
Schedule of Portfolio Investments (continued)
	Principal Amount	Value
New York - 14.6% (continued)

New York State Dormitory Authority, Series A
4.000%, 07/01/47	$2,000,000	$1,591,743
4.000%, 07/01/52	2,115,000	1,647,111

New York State Dormitory Authority, Series S
4.250%, 05/01/52	1,500,000	1,307,613
5.000%, 05/01/52	3,000,000	2,966,179

New York State Thruway Authority, Series B 4.000%, 01/01/45	3,250,000	2,862,740
New York Transportation Development Corp, Series P
5.000%, 12/01/40	5,000,000	4,805,195
5.000%, 12/01/41	5,000,000	4,788,788

New York Transportation Development Corp.
4.000%, 12/01/39	1,825,000	1,553,263
4.000%, 12/01/41	1,900,000	1,587,840
4.000%, 04/30/53	6,915,000	5,235,500

Total New York		36,508,072
Oklahoma - 1.5%
Norman Regional Hospital Authority 5.000%, 09/01/45	4,085,000	3,818,356
Pennsylvania - 7.4%
Allegheny County Airport Authority, Series A 5.000%, 01/01/51	5,000,000	4,966,275
Geisinger Authority, Series G 4.000%, 04/01/50	4,200,000	3,559,016
Montgomery County Higher Education and Health Authority 5.000%, 05/01/52	4,750,000	4,682,132
Pennsylvania Turnpike Commission, Series A 4.000%, 12/01/50	6,050,000	5,244,371

Total Pennsylvania		18,451,794
Rhode Island - 1.3%
Tobacco Settlement Financing Corp. Series A 5.000%, 06/01/40	3,285,000	3,295,803
Texas - 12.7%
Central Texas Regional Mobility Authority, Series B
4.000%, 01/01/51	2,030,000	1,624,289
5.000%, 01/01/45	5,155,000	5,172,731

City of Houston TX Airport System Revenue, Series A 4.000%, 07/01/48	1,500,000	1,264,961
Lower Colorado River Authority 5.500%, 05/15/47 [1]	3,000,000	3,202,890
	Principal Amount	Value

Texas Private Activity Bond Surface Transportation Corp. 5.000%, 06/30/58	$9,320,000	$8,512,727
Texas Private Activity Bond Surface Transportation Corp., Senior Lien-Blueridge Transport
5.000%, 12/31/40	3,955,000	3,827,311
5.000%, 12/31/45	3,880,000	3,640,599

Texas Private Activity Bond Surface Transportation Corp., Series A 4.000%, 12/31/39	5,500,000	4,684,127

Total Texas		31,929,635
Virginia - 5.7%
Lynchburg Economic Development Authority 4.000%, 01/01/55	1,500,000	1,211,171
Virginia Small Business Financing Authority
4.000%, 01/01/39	3,000,000	2,624,741
4.000%, 01/01/40	3,000,000	2,600,279
5.000%, 12/31/47	2,555,000	2,494,936

Virginia Small Business Financing Authority, Transform 66 P3 Project
5.000%, 12/31/49	2,500,000	2,364,789
5.000%, 12/31/52	3,170,000	2,977,309

Total Virginia		14,273,225
West Virginia - 2.5%
West Virginia Hospital Finance Authority, Cabell Huntington Hospital Obligation 5.000%, 01/01/43	6,500,000	6,273,056

Total Municipal Bonds (Cost $288,424,620)		240,948,540
Short-Term Investments - 1.4%
Repurchase Agreements - 1.4%
Fixed Income Clearing Corp., dated 09/30/2022 due 10/03/2022, 2.900% total to be received $3,443,832 (collateralized by a U.S. Treasury, 1.500%, 11/30/28, totaling $3,511,916)	3,443,000	3,443,000

Total Short-Term Investments (Cost $3,443,000)		3,443,000
Total Investments - 97.6% (Cost $291,867,620)		244,391,540
Other Assets, less Liabilities - 2.4%		6,071,401
Net Assets - 100.0%		$250,462,941

[1]	All or part of a security is delayed delivery transaction. The market value for delayed delivery securities at September 30, 2022, amounted to $3,202,890, or 1.3% of net assets.

AMG GW&K Municipal Enhanced Yield Fund
Schedule of Portfolio Investments (continued)
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of September 30, 2022:
	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Bonds†	—	$240,948,540	—	$240,948,540
Short-Term Investments
Repurchase Agreements	—	3,443,000	—	3,443,000
Total Investments in Securities	—	$244,391,540	—	$244,391,540

†	All municipal bonds held in the Fund are Level 2 securities. For a detailed breakout of municipal bonds by major classification, please refer to the Fund's Schedule of Portfolio Investments.
For the period ended September 30, 2022, there were no transfers in or out of Level 3.
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.